The February 28, 2022 Form N-CEN for JPMorgan Trust II is being amended to update item C.7 for JPMorgan Liquid Assets Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund. There are no other changes to its prior filing.